Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 709	$ 691
Amortization of intangible assets	76	69
Amortization of regulatory assets	30	23
Depreciation and amortization	815	783
Asset removal costs	107	101
Total depreciation and amortization	$ 922	$ 884